Offerings	Nov. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered | shares	840,525,000
Maximum Aggregate Offering Price	$ 840,525,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 73,125.68
Offering Note	The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 12:30 PM (New York City time) on November 2, 2026 on the Bloomberg page "BFIX" of 1.00 Euro to 1.1207 U.S. Dollars.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.700% Notes due 2028
Amount Registered | shares	840,525,000
Maximum Aggregate Offering Price	$ 839,810,553.75
Fee Rate	0.0087%
Amount of Registration Fee	$ 73,063.52
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.050% Notes due 2030
Amount Registered | shares	1,400,875,000
Maximum Aggregate Offering Price	$ 1,400,524,781.25
Fee Rate	0.0087%
Amount of Registration Fee	$ 121,845.66
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Notes due 2032
Amount Registered | shares	840,525,000
Maximum Aggregate Offering Price	$ 840,482,973.75
Fee Rate	0.0087%
Amount of Registration Fee	$ 73,122.02
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Notes due 2035
Amount Registered | shares	840,525,000
Maximum Aggregate Offering Price	$ 838,390,066.50
Fee Rate	0.0087%
Amount of Registration Fee	$ 72,939.94
Offering Note	See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Notes due 2039
Amount Registered | shares	840,525,000
Maximum Aggregate Offering Price	$ 839,012,055.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 72,994.05
Offering Note	See Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2045
Amount Registered | shares	1,120,700,000
Maximum Aggregate Offering Price	$ 1,115,937,025.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 97,086.52
Offering Note	See Note 1.